UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8416
                                    --------------------------------------------

                        Touchstone Variable Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               303 Broadway, Suite 1100 Cincinnati, OH  45202-4203
--------------------------------------------------------------------------------
(Address of principal executive offices)                (Zip code)


Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------
Date of fiscal year end:  12/31
                          --------
Date of reporting period: 09/30/08
                          --------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

                                                                               1
                                                                              --

                                          --------------------------------------
                                          TOUCHSTONE BARON SMALL CAP GROWTH FUND
                                          --------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2008 (Unaudited)

      Shares                                                          Value

COMMON STOCKS -- 98.9%
   CONSUMER DISCRETIONARY -- 38.6%
      30,000   CarMax, Inc.*+                               $       420,000
      13,750   Cheesecake Factory, Inc. (The)*+                     201,025
      10,000   Choice Hotels International, Inc.                    271,000
      22,500   DeVry, Inc.                                        1,114,649
      30,000   Dick's Sporting Goods, Inc.*                         587,400
       4,000   Gaylord Entertainment Co.*                           117,480
      11,250   J. Crew Group, Inc.*+                                321,413
      24,000   LKQ Corp.*                                           407,280
       3,200   Morningstar, Inc.*                                   177,504
       5,200   National CineMedia, Inc.                              57,460
       5,000   Panera Bread Co.*+                                   254,500
      10,000   Peet's Coffee & Tea, Inc.*                           279,200
       8,000   Penn National Gaming, Inc.*                          212,560
      20,000   Penske Automotive Group, Inc.+                       229,400
       6,000   Polo Ralph Lauren Corp. - Class A                    399,840
      14,000   Sonic Corp.*+                                        203,980
       2,836   Steiner Leisure, Ltd.*                                97,502
       4,000   Strayer Education, Inc.                              801,040
       5,000   Tractor Supply Co.*                                  210,250
       7,500   Under Armour, Inc. - Class A*+                       238,200
      10,000   Vail Resorts, Inc.*                                  349,500
       7,100   Wynn Resorts, Ltd.*+                                 579,644
--------------------------------------------------------------------------------
                                                                  7,530,827
--------------------------------------------------------------------------------
   CONSUMER STAPLES -- 5.0%
       7,000   Church & Dwight Co., Inc.                            434,630
       8,000   Ralcorp Holdings*                                    539,280
--------------------------------------------------------------------------------
                                                                    973,910
--------------------------------------------------------------------------------
   ENERGY -- 10.6%
       3,500   Carrizo Oil & Gas, Inc.*+                            126,945
      15,000   Encore Acquisition Co.*                              626,700
       8,500   EXCO Resources, Inc.*                                138,720
      13,000   FMC Technologies, Inc.*                              605,150
       5,000   SEACOR Holdings, Inc.*+                              394,750
       8,820   Southern Union Co.                                   182,133
--------------------------------------------------------------------------------
                                                                  2,074,398
--------------------------------------------------------------------------------
   FINANCIALS -- 18.5%
       5,500   Acadia Realty Trust                                  139,040
       1,500   Alexander's, Inc.+                                   600,000
      12,000   Arch Capital Group, Ltd.*                            876,360
      22,000   CB Richard Ellis Group, Inc.*                        294,140
      15,000   Cohen & Steers, Inc.+                                424,950
       2,752   Digital Realty Trust                                 130,032
       6,000   FCStone Group, Inc.*+                                107,940
       5,000   Glacier Bancorp, Inc.+                               123,850
      24,000   Jefferies Group, Inc.+                               525,120
       7,000   SVB Financial Group*+                                405,440
--------------------------------------------------------------------------------
                                                                  3,626,872
--------------------------------------------------------------------------------
   HEALTH CARE -- 12.7%
      16,000   AMERIGROUP Corp.*                                    404,000
       5,000   Charles River Laboratories
               International, Inc.*+                                277,650
       7,000   Chemed Corp.                                         287,420
       6,000   Community Health Systems, Inc.*                      175,860
      11,000   Edwards Lifesciences Corp.*+                         635,360
       3,500   Emeritus Corp.*                                       87,150
      20,000   Hlth Corp.*                                          228,600
      11,000   PSS World Medical, Inc.*+                            214,500
       6,000   VCA Antech, Inc.*+                                   176,820
--------------------------------------------------------------------------------
                                                                  2,487,360
--------------------------------------------------------------------------------
   INDUSTRIALS -- 9.2%
       5,500   AECOM Technology Corp.*                              134,420
       6,896   American Railcar Industries, Inc.                    110,612
      15,000   Copart, Inc.*                                        570,000
       6,500   CoStar Group, Inc.*+                                 295,035
      15,750   Genesee & Wyoming, Inc.*                             590,940
       2,808   John Bean Technologies Corp.                          35,549
       5,400   Macquarie Infrastructure Co.                          71,334
--------------------------------------------------------------------------------
                                                                  1,807,890
--------------------------------------------------------------------------------
   TELECOMMUNICATION SERVICES -- 1.7%
      12,500   SBA Communications Corp.*                            323,375
--------------------------------------------------------------------------------
   UTILITIES -- 2.6%
      10,000   ITC Holdings Corp.                                   517,700
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                         $    19,342,332
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 28.7%
   5,358,196   BBH Securities Lending Fund **                     5,358,196
     261,860   Touchstone Institutional
               Money Market Fund ^                                  261,860
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                      $     5,620,056
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 127.6%
(COST $18,917,151)                                          $    24,962,388
LIABILITIES IN EXCESS OF OTHER ASSETS -- (27.6%)                 (5,401,716)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                        $    19,560,672
--------------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan, as of September 30, 2008, was $5,372,778.
**    Represents collateral for securities loaned.

See Notes to Schedules of Investments.

2
--

-------------------------
TOUCHSTONE CORE BOND FUND
-------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2008 (Unaudited)

   Principal                          Interest    Maturity
    Amount                              Rate        Date              Value

CORPORATE BONDS -- 34.0%
   AEROSPACE & DEFENSE -- 0.9%
$    180,000   BAE Systems
               Holdings, Inc., 144A       6.40    12/15/11  $       186,039
     180,000   Lockheed
               Martin Corp.               6.15      9/1/36          171,476
--------------------------------------------------------------------------------
                                                                    357,515
--------------------------------------------------------------------------------
   BANKING -- 0.6%
     250,000   Key Bank NA                5.50     9/17/12          195,098
     100,000   Wachovia Capital
               Trust III                  5.80     3/15/42           42,000
--------------------------------------------------------------------------------
                                                                    237,098
--------------------------------------------------------------------------------
   CONSUMER PRODUCTS -- 1.1%
     255,000   CRH America, Inc.          5.30    10/15/13          232,402
     175,000   Mohawk Industries, Inc.    5.75     1/15/11          167,431
--------------------------------------------------------------------------------
                                                                    399,833
--------------------------------------------------------------------------------
   ELECTRIC UTILITIES -- 4.0%
     175,000   Baltimore Gas &
               Electric                   6.35     10/1/36          138,920
     215,000   Centerpoint
               Energy, Inc.               5.95      2/1/17          181,294
     155,000   Detroit Edison Co.         5.60     6/15/18          144,270
     145,000   Duke Capital               8.00     10/1/19          150,472
     160,000   Enel Finance
               International, 144A        6.25     9/15/17          159,182
     145,000   FPL Group
               Capital, Inc.              6.35     10/1/66          114,875
     210,000   Midamerican
               Energy Holdings            6.13      4/1/36          176,627
     180,000   NiSource Finance
               Corp.                      6.15      3/1/13          174,226
     145,000   Pacific Gas & Electric     5.80      3/1/37          123,684
     175,000   Southern Power Co.         4.88     7/15/15          158,911
--------------------------------------------------------------------------------
                                                                  1,522,461
--------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 6.3%
     235,000   American Express
               Credit Corp.               5.88      5/2/13          216,588
     260,000   American General
               Finance                    4.88     7/15/12          139,092
     180,000   American Water
               Capital Corp.              6.59    10/15/37          160,792
     190,000   Caterpillar Financial
               Services                   5.45     4/15/18          169,981
     170,000   Citigroup, Inc.            5.50     4/11/13          148,386
     295,000   Countrywide
               Home Loan                  4.13     9/15/09          271,311
     290,000   General Electric
               Capital Corp.              5.63      5/1/18          245,130
     235,000   John Deere
               Capital Corp.              5.35      4/3/18          213,038
     135,000   JPMorgan
               Chase & Co.                6.40     5/15/38          116,714
     285,000   KFW                        4.00    10/15/13          287,249
     225,000   Morgan Stanley             5.63      1/9/12          156,874
     220,000   XSTRATA Finance
               Canada, 144A               5.50    11/16/11          214,487
--------------------------------------------------------------------------------
                                                                  2,339,642
--------------------------------------------------------------------------------
   FOOD -- 1.8%
     225,000   Kraft Foods, Inc.          6.00     2/11/13          223,622
     180,000   McDonald's Corp.           6.30    10/15/37          174,636
     275,000   PepsiCo, Inc.              5.00      6/1/18          265,511
--------------------------------------------------------------------------------
                                                                    663,769
--------------------------------------------------------------------------------
   HEALTH CARE -- 0.4%
     150,000   Astrazeneca PLC            6.45     9/15/37          143,423
--------------------------------------------------------------------------------
   MEDIA - BROADCASTING & PUBLISHING -- 2.8%
     212,000   British Sky
               Broadcasting               6.88     2/23/09          211,951
     195,000   Comcast Corp.              6.40     5/15/38          155,990
     280,000   Time Warner
               Cable, Inc.                6.20      7/1/13          271,642
     225,000   Time Warner, Inc.          6.88      5/1/12          223,087
     225,000   Viacom, Inc.               6.25     4/30/16          202,637
--------------------------------------------------------------------------------
                                                                  1,065,307
--------------------------------------------------------------------------------
   METALS & MINING -- 1.5%
     220,000   Arcelormittal, 144A        5.38      6/1/13          207,834
     165,000   Nucor Corp.                5.00      6/1/13          161,636
     225,000   Rio Tinto
               Finance USA, Ltd.          6.50     7/15/18          212,762
--------------------------------------------------------------------------------
                                                                    582,232
--------------------------------------------------------------------------------
   MISCELLANEOUS -- 4.8%
   1,970,000   Dow Jones CDX
               HY 10-T, 144A              8.88     6/29/13        1,763,150
      41,400   Dow Jones CDX
               HY 8-T1                    7.63     6/29/12           37,829
--------------------------------------------------------------------------------
                                                                  1,800,979
--------------------------------------------------------------------------------
   OIL & GAS -- 1.8%
     120,000   Encana Corp.               6.50     8/15/34           95,988
     140,000   Plains All American
               Pipeline                   6.65     1/15/37          114,678
     110,000   R.R. Donnelley &
               Sons Co.                   5.63     1/15/12          106,135
     250,000   Williams Cos.,
               Inc., 144A                 6.38     10/1/10          245,000
     150,000   XTO Energy, Inc.           5.50     6/15/18          132,591
--------------------------------------------------------------------------------
                                                                    694,392
--------------------------------------------------------------------------------
   RAILROAD TRANSPORTATION -- 1.2%
     245,000   Canadian Pacific
               Railroad Co.               5.75     5/15/13          237,790
     230,000   Norfolk Southern
               Corp.                      5.75      4/1/18          221,697
--------------------------------------------------------------------------------
                                                                    459,487
--------------------------------------------------------------------------------
   REAL ESTATE INVESTMENT TRUST -- 1.9%
     155,000   Avalonbay
               Communities                5.75     9/15/16          135,363
     200,000   Brandywine
               Operating Partnership      5.40     11/1/14          169,032
     280,000   Prologis                   5.25    11/15/10          279,209
     175,000   WEA Finance, 144A          5.70     10/1/16          150,770
--------------------------------------------------------------------------------
                                                                    734,374
--------------------------------------------------------------------------------

See Notes to Schedules of Investments.

                                                                               3
                                                                              --

                                                       -------------------------
                                                       TOUCHSTONE CORE BOND FUND
                                                       -------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

   Principal                          Interest    Maturity
    Amount                              Rate        Date              Value

CORPORATE BONDS -- 34.0%-continued
   RETAIL -- 1.6%
$    140,000   Federated Retail
               Holding                    5.35     3/15/12  $       128,925
     170,000   Kroger Co.                 6.80      4/1/11          175,046
     120,000   May Department
               Stores                     5.95     11/1/08          119,813
     195,000   Wal-Mart Stores, Inc.      6.20     4/15/38          177,878
--------------------------------------------------------------------------------
                                                                    601,662
--------------------------------------------------------------------------------
   SOVERIGN BONDS -- 1.3%
     285,000   Ontario Province           4.95    11/28/16          293,165
     210,000   Quebec Province            4.63     5/14/18          206,314
--------------------------------------------------------------------------------
                                                                    499,479
--------------------------------------------------------------------------------
   TELEPHONE SYSTEMS -- 2.0%
     105,000   AT&T, Inc.                 5.50      2/1/18           93,505
     175,000   AT&T, Inc.                 6.80     5/15/36          154,222
     175,000   Deutsche Telekom
               Finance                    5.38     3/23/11          170,466
     180,000   Rogers Wireless, Inc.      7.50     3/15/15          182,968
     175,000   Verizon
               Communications             6.25      4/1/37          144,187
--------------------------------------------------------------------------------
                                                                    745,348
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                           $12,847,001
--------------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES -- 30.2%
      17,257   FHLMC                      7.00      5/1/30           18,127
     421,090   FHLMC                      5.50      5/1/33          420,109
     314,578   FHLMC                      5.00      8/1/33          307,413
     389,098   FHLMC                      6.00      9/1/35          394,678
     602,696   FHLMC                      6.00     12/1/36          610,680
   1,850,000   FNMA                       3.88     7/12/13        1,845,406
     214,505   FNMA                       4.50      6/1/18          211,350
      41,555   FNMA                       8.00      5/1/30           45,017
      33,217   FNMA                       7.50      1/1/31           35,883
      26,226   FNMA                       6.50      6/1/31           26,914
     182,943   FNMA                       6.50      6/1/32          189,087
     210,473   FNMA                       6.50      9/1/32          217,471
      37,388   FNMA                       6.50      9/1/32           38,631
     124,002   FNMA                       6.50     12/1/32          128,124
     319,211   FNMA                       4.50      8/1/33          303,220
     581,471   FNMA                       5.50      8/1/33          581,571
     381,821   FNMA                       5.50     10/1/33          381,886
     551,427   FNMA                       5.00      4/1/34          538,524
     133,521   FNMA                       5.00      4/1/34          130,396
     494,487   FNMA                       6.00     10/1/35          496,650
     577,170   FNMA                       5.50      4/1/36          583,915
     672,096   FNMA                       6.00      7/1/36          681,420
     728,390   FNMA                       5.50      7/1/37          726,921
     276,900   FNMA                       6.50      8/1/37          284,231
     623,377   FNMA                       5.00      5/1/38          607,816
     745,542   FNMA                       5.50      7/1/38          744,038
     746,675   FNMA                       6.00      8/1/38          757,034
      32,810   GNMA                       5.63     9/20/24           33,216
      52,469   GNMA                       4.00    10/17/29           50,081
       4,403   GNMA                       8.00     7/15/30            4,735
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES                     $    11,394,544
--------------------------------------------------------------------------------
MORTGAGE RELATED SECURITIES -- 23.3%
     575,000   Bear Stearns
               Commercial Mortgage,
               Series 2005-PWR9,
               Class A4A                  4.87     9/11/42          514,957
     550,000   Bear Stearns
               Commercial Mortgage,
               Series 2007-PW16,
               Class A4                   5.71     6/11/40          473,861
     365,000   California State
               Teachers' Retirement
               System, Series
               2002-C6, Class C3          4.67    11/20/14          366,537
     135,000   Commercial Mortgage
               Pass-Through
               Certificate, Series
               2005-C6, Class A5A         5.12     6/10/44          122,230
     677,078   Countrywide
               Securities, Series
               2007-S1, Class A5          6.02    11/25/36          270,109
     939,551   Credit Suisse First
               Boston Mortgage
               Securities Corp.           5.00     7/25/35          921,124
     598,211   Credit Suisse First
               Boston Mortgage
               Securities Corp.,
               Series 2005-9,
               Class 2A1                  5.50    10/25/35          506,797
     250,000   CW Capital Cobalt,
               Series 2006-C1,
               Class A4                   5.22     8/15/48          213,297
     435,436   Deutsche Bank
               Alternative Loan
               Trust, Series
               2003-2XS, Class A6         4.97     9/25/33          415,374
     700,000   Deutsche Bank
               Alternative Loan
               Trust, Series 2005-3,
               Class 4A4                  5.25     6/25/35          597,325
     702,542   First Horizon
               Mortgage Pass-Through
               Trust, Series 2004-3,
               Class 2A1                  4.50     6/25/19          649,412
     600,000   GE Capital Commercial
               Mortgage Corp.,
               Series 2002-2A,
               Class A3                   5.35     8/11/36          582,190
     588,569   GE Capital Commercial
               Mortgage Corp.,
               Series 2004-C1,
               Class A2                   3.92    11/10/38          573,202
     351,938   IMPAC Secured Assets
               Corp., Series 2003-2,
               Class A1                   5.50     8/25/33          298,158
     700,000   Morgan Stanley
               Mortgage Loan Trust,
               Series 2007-3XS,
               Class 2A4S                 5.96     1/25/47          419,077

See Notes to Schedules of Investments.

4
--

-------------------------
TOUCHSTONE CORE BOND FUND
-------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

   Principal                          Interest    Maturity
    Amount                              Rate        Date              Value

MORTGAGE RELATED SECURITIES -- 23.3%-continued
$    290,354   Residential Asset
               Securitization Trust,
               Series 2005-A6CB,
               Class A8                   5.50     6/25/35  $       144,360
     354,750   Residential Asset
               Securitization Trust,
               Series 2006-A1,
               Class 1A3                  6.00     4/25/36          321,398
     221,590   Residential Funding
               Mortgage Securities I,
               Series 2006-S2,
               Class A2                   5.75     2/25/36          218,225
     399,360   Structured Asset
               Securities Corp.,
               Series 2005-17,
               Class 5A1                  5.50    10/25/35          334,340
     331,991   Washington Mutual
               Alternative Loan Trust,
               Series 2005-9,
               Class 2A4                  5.50    11/25/35          311,356
     631,250   Wells Fargo Mortgage
               Backed Securities          4.93     2/25/34          556,732
--------------------------------------------------------------------------------
TOTAL MORTGAGE RELATED SECURITIES                           $     8,810,061
--------------------------------------------------------------------------------

    Shares                                                            Value

PREFERRED STOCK -- 0.4%
   FINANCIAL SERVICES -- 0.4%
       7,900   Citigroup VIII                               $       132,246
       8,000   Freddie Mac                                           13,040
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCK                                       $       145,286
--------------------------------------------------------------------------------
INVESTMENT FUND -- 6.2%
   2,325,584   Touchstone Institutional
               Money Market Fund ^                          $     2,325,584
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 94.1%
(COST $38,262,846)                                          $    35,522,476
OTHER ASSETS IN EXCESS OF LIABILITIES -- 5.9%                     2,239,352
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                        $    37,761,828
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
FHLMC- Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities were valued at $2,926,462 or 7.75% of net assets.

See Notes to Schedules of Investments.

                                                                               5
                                                                              --

                                                      --------------------------
                                                      TOUCHSTONE HIGH YIELD FUND
                                                      --------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2008 (Unaudited)

   Principal                          Interest    Maturity
    Amount                              Rate        Date              Value

CORPORATE BONDS -- 95.7%
   AEROSPACE & DEFENSE -- 1.1%
$    100,000   B/E Aerospace, Inc.        8.50      7/1/18  $        97,000
     162,000   Moog, Inc., 144A           7.25     6/15/18          155,520
--------------------------------------------------------------------------------
                                                                    252,520
--------------------------------------------------------------------------------
   AUTOMOTIVE -- 6.6%
     198,000   American Axle &
               Manufacturing
               Holdings, Inc.             7.88      3/1/17          104,940
     503,000   Asbury Automotive
               Group                      8.00     3/15/14          353,358
      12,000   Asbury Automotive
               Group                      7.63     3/15/17            7,680
      75,000   Autonation, Inc.           7.00     4/15/14           65,250
     200,000   Ford Motor
               Credit Co.                 7.88     6/15/10          152,665
     300,000   Ford Motor
               Credit Co.                 7.00     10/1/13          184,367
     227,000   General Motors             8.38     7/15/33           90,800
     257,000   General Motors
               Acceptance Corp.           6.88     9/15/11          114,670
     420,000   General Motors
               Acceptance Corp.           6.63     5/15/12          177,815
     346,000   United Auto
               Group, Inc.                7.75    12/15/16          247,390
--------------------------------------------------------------------------------
                                                                  1,498,935
--------------------------------------------------------------------------------
   BUILDING PRODUCTS -- 6.0%
     610,000   Gibraltar
               Industries, Inc.           8.00     12/1/15          509,350
     120,000   Texas Industries, Inc.     7.25     7/15/13          104,400
     500,000   Texas Industries,
               Inc., 144A                 7.25     7/15/13          435,000
     405,000   U.S. Concrete              8.38      4/1/14          315,900
--------------------------------------------------------------------------------
                                                                  1,364,650
--------------------------------------------------------------------------------
   CHEMICALS -- 1.2%
     291,000   Nell Af Sarl, 144A         8.38     8/15/15          136,770
     150,000   Polyone Corp.              8.88      5/1/12          142,500
--------------------------------------------------------------------------------
                                                                    279,270
--------------------------------------------------------------------------------
   COAL -- 0.3%
      82,000   Peabody Energy Corp.       7.38     11/1/16           78,720
--------------------------------------------------------------------------------
   COMPUTER SOFTWARE & PROCESSING -- 2.9%
     313,000   First Data
               Corp., 144A                9.88     9/24/15          245,705
     309,000   SunGard Data
               Systems, Inc.              9.13     8/15/13          278,100
     152,000   SunGard Data
               Systems, Inc.              4.88     1/15/14          129,200
--------------------------------------------------------------------------------
                                                                    653,005
--------------------------------------------------------------------------------
   CONSUMER PRODUCTS -- 3.2%
     272,000   Jarden Corp.+              7.50      5/1/17          226,440
     535,000   Visant Holding Corp.       8.75     12/1/13          490,863
--------------------------------------------------------------------------------
                                                                    717,303
--------------------------------------------------------------------------------
   ENERGY -- 7.8%
      49,000   Chesapeake
               Energy Corp.               6.50     8/15/17           42,875
     311,000   Connacher Oil &
               Gas, 144A                 10.25    12/15/15          298,560
     187,000   Forest Oil Corp.           7.25     6/15/19          159,885
     178,000   Helix Energy
               Solutions, 144A            9.50     1/15/16          166,430
     205,000   Hilcorp Energy, 144A       7.75     11/1/15          176,300
      44,000   Hilcorp Energy, 144A       9.00      6/1/16           40,040
     350,000   Holly Energy
               Partners LP                6.25      3/1/15          280,000
     682,000   United Refining Co.       10.50     8/15/12          586,520
--------------------------------------------------------------------------------
                                                                  1,750,610
--------------------------------------------------------------------------------
   ENVIRONMENTAL -- 0.7%
     150,000   Browning-Ferris
               Industries, Inc.           9.25      5/1/21          154,500
--------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 0.8%
     248,000   Nuveen
               Investments, Inc., 144A   10.50    11/15/15          190,960
--------------------------------------------------------------------------------
   GAMING -- 0.3%
     250,000   Station Casinos            6.50      2/1/14           73,750
--------------------------------------------------------------------------------
   HEALTH CARE -- 4.6%
     346,000   Advanced
               Medical Optics             7.50      5/1/17          301,020
     250,000   Axcan Intermediate
               Holding, 144A              9.25      3/1/15          247,500
     316,000   Invacare Corp.             9.75     2/15/15          316,000
     208,000   Universal Hospital
               Services FRN               8.29    11/30/08          183,040
--------------------------------------------------------------------------------
                                                                  1,047,560
--------------------------------------------------------------------------------
   HEALTH CARE PROVIDERS -- 3.1%
     260,000   HCA, Inc.                  5.75     3/15/14          202,800
     238,000   HCA, Inc.                  9.63    11/15/16          226,100
      45,000   Iasis Healthcare           8.75     6/15/14           42,525
     253,000   Res-Care, Inc.             7.75    10/15/13          237,820
--------------------------------------------------------------------------------
                                                                    709,245
--------------------------------------------------------------------------------
   HOMEFURNISHINGS -- 0.4%
     129,000   Sealy Mattress Co.         8.25     6/15/14          101,265
--------------------------------------------------------------------------------
   HOUSING -- 4.3%
     315,000   Beazer Homes USA           6.88     7/15/15          195,300
     460,000   K Hovnanian
               Enterprises                6.25     1/15/15          262,200
     400,000   M/I Homes, Inc.            6.88      4/1/12          320,000
     250,000   Meritage
               Homes Corp.                6.25     3/15/15          185,000
--------------------------------------------------------------------------------
                                                                    962,500
--------------------------------------------------------------------------------
   INDUSTRIALS -- 2.0%
      48,000   Baldor Electric Co.        8.63     2/15/17           45,840
      12,000   General Cable Corp.        7.13      4/1/17           10,800
     492,000   Mueller Water
               Products                   7.38      6/1/17          388,680
--------------------------------------------------------------------------------
                                                                    445,320
--------------------------------------------------------------------------------
   MANUFACTURING -- 0.8%
     200,000   Trinity Industries, Inc.   6.50     3/15/14          188,500
--------------------------------------------------------------------------------

See Notes to Schedules of Investments.

6
--

--------------------------
TOUCHSTONE HIGH YIELD FUND
--------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

   Principal                          Interest    Maturity
    Amount                              Rate        Date              Value

CORPORATE BONDS -- 95.7%-continued
   MEDIA - BROADCASTING & PUBLISHING -- 11.7%
$    205,000   Clear Channel
               Communications             4.25     5/15/09  $       192,700
     447,000   CSC Holdings, Inc.         8.13     7/15/09          442,529
     147,000   Dex Media West             9.88     8/15/13           91,140
     122,000   Dex Media, Inc.            8.00    11/15/13           56,120
     324,000   DIRECTV
               Holdings, 144A             7.63     5/14/16          293,220
     191,000   Fisher
               Communications, Inc.       8.63     9/15/14          191,955
     172,000   Lamar Media Corp.          7.25      1/1/13          155,660
     139,000   Lamar Media Corp.          6.63     8/15/15          115,023
     152,000   Quebecor Media
               (Senior Notes)             7.75     3/15/16          133,000
      35,000   Quebecor Media
               (Senior Unsecured
               Notes)                     7.75     3/15/16           30,625
      60,000   R.H. Donnelley Corp.       8.88    10/15/17           20,400
     263,000   Valassis
               Communications             8.25      3/1/15          181,470
     361,000   Videotron Ltee             6.88     1/15/14          341,145
     148,000   Videotron, Ltd., 144A      9.13     4/15/18          149,480
      48,000   Virgin Media
               Finance PLC                8.75     4/15/14           40,320
     240,000   Warner Music
               Group Corp.                7.38     4/15/14          178,200
--------------------------------------------------------------------------------
                                                                  2,612,987
--------------------------------------------------------------------------------
   METALS -- 4.3%
     200,000   Newmont Mining             8.63     5/15/11          208,408
     317,000   Novelis, Inc.              7.25     2/15/15          275,790
      35,000   Ryerson, Inc., 144A       12.00     11/1/15           29,750
     101,000   Steel Dynamics, Inc.       7.38     11/1/12           92,415
     147,000   Steel Dynamics, Inc.       6.75      4/1/15          126,420
     270,000   Tube City IMS Corp.        9.75      2/1/15          240,300
--------------------------------------------------------------------------------
                                                                    973,083
--------------------------------------------------------------------------------
   OFFICE EQUIPMENT -- 0.4%
      86,000   Ikon Office Solutions      7.75     9/15/15           89,870
--------------------------------------------------------------------------------
   PAPER & PACKAGING -- 0.9%
     216,000   Intl Paper Co.             7.95     6/15/18          212,244
--------------------------------------------------------------------------------
   RETAIL -- 1.6%
     432,000   Ace Hardware
               Corp., 144A                9.13      6/1/16          369,360
--------------------------------------------------------------------------------
   SEMICONDUCTORS -- 2.7%
     143,000   NXP BV/ NXP
               Funding LLC                7.88    10/15/14           95,810
     224,000   NXP BV/ NXP
               Funding LLC                9.50    10/15/15          115,360
     483,000   Sensata Technologies       8.00      5/1/14          408,135
--------------------------------------------------------------------------------
                                                                    619,305
--------------------------------------------------------------------------------
   SERVICES -- 2.9%
     287,000   Ashtead
               Capital, Inc., 144A        9.00     8/15/16          246,820
     153,000   Expedia, Inc., 144A        8.50      7/1/16          137,700
     348,000   United Rentals
               NA, Inc.+                  7.75    11/15/13          265,350
--------------------------------------------------------------------------------
                                                                    649,870
--------------------------------------------------------------------------------
   TELECOMMUNICATIONS -- 9.2%
     178,000   American Tower
               Corp., 144A                7.00    10/15/17          169,990
     430,000   Centennial
               Communications
               Corp.                     10.13     6/15/13          425,700
     409,000   Cincinnati Bell, Inc.      8.38     1/15/14          355,830
     190,000   Cricket
               Communications             9.38     11/1/14          176,700
     190,000   Cricket
               Communications,
               144A                      10.00     7/15/15          181,450
     369,000   GCI, Inc.                  7.25     2/15/14          321,030
     139,000   Nextel
               Communications             6.88    10/31/13           94,520
     139,000   Sprint Capital Corp.       8.75     3/15/32          108,420
     238,000   Windstream Corp.           8.63      8/1/16          219,555
--------------------------------------------------------------------------------
                                                                  2,053,195
--------------------------------------------------------------------------------
   UTILITIES -- 15.9%
     120,000   AES Corp.                  8.00    10/15/17          108,300
     164,000   Atlas Pipeline
               Partners, 144A             8.75     6/15/18          154,160
     127,000   Copano Energy LLC          8.13      3/1/16          116,205
     405,000   Dynegy Holdings, Inc.      7.75      6/1/19          324,000
      18,000   Edison Mission
               Energy                     7.00     5/15/17           16,200
     200,000   Enterprise Products        8.38      8/1/66          185,394
     161,000   Glencore
               Funding LLC, 144A          6.00     4/15/14          151,970
     200,000   Inergy LP                  8.25      3/1/16          184,000
     350,000   Intergen NV, 144A          9.00     6/30/17          350,000
      42,000   MarkWest
               Energy Partners            8.75     4/15/18           39,900
     500,000   NRG Energy                 7.25      2/1/14          463,749
     215,000   PNM Resources, Inc.        9.25     5/15/15          211,775
     320,000   Regency Energy
               Partners                   8.38    12/15/13          288,000
      51,000   Reliant Energy, Inc.       7.63     6/15/14           51,000
     492,000   Sabine Pass Lng LP         7.25    11/30/13          388,680
     259,000   Targa Resources
               Partners, 144A             8.25      7/1/16          222,740
     367,000   Teppco Partners LP         7.00      6/1/67          308,096
--------------------------------------------------------------------------------
                                                                  3,564,169
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                       $    21,612,696
--------------------------------------------------------------------------------

See Notes to Schedules of Investments.

                                                                               7
                                                                              --

                                                      --------------------------
                                                      TOUCHSTONE HIGH YIELD FUND
                                                      --------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

      Shares                                                          Value

INVESTMENT FUNDS -- 3.8%
     395,493   BBH Securities Lending Fund *                $       395,493
     452,223   Touchstone Institutional
               Money Market Fund ^                                  452,223
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                      $       847,716
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.5%
(COST $26,473,197)                                          $    22,460,412
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%                       118,514
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                        $    22,578,926
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan, as of September 30, 2008, was $370,621.
*     Represents collateral for securities loaned.
FRN - Floating Rate Note
144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. AtSeptember 30, 2008, these securities were valued at $4,549,425 or 20.15% of net assets.

See Notes to Schedules of Investments.

8
--

-------------------------------------
TOUCHSTONE LARGE CAP CORE EQUITY FUND
-------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2008 (Unaudited)

      Shares                                                          Value

COMMON STOCKS -- 98.0%
   CONSUMER DISCRETIONARY -- 8.0%
      46,189   Best Buy Co., Inc.                           $     1,732,088
      30,588   Honda Motor Co., Ltd. - ADR                          921,005
      11,595   McDonald's Corp.                                     715,412
      38,799   Target Corp.                                       1,903,090
--------------------------------------------------------------------------------
                                                                  5,271,595
--------------------------------------------------------------------------------
   CONSUMER STAPLES -- 12.3%
      31,485   Altria Group                                         624,662
      26,147   CVS Caremark Corp.                                   880,108
      23,976   Kimberly-Clark Corp.                               1,554,604
      51,765   Kraft Foods, Inc. - Class A                        1,695,304
      22,759   PepsiCo, Inc.                                      1,622,034
      37,015   Philip Morris International, Inc.                  1,780,421
--------------------------------------------------------------------------------
                                                                  8,157,133
--------------------------------------------------------------------------------
   ENERGY -- 12.0%
      22,390   Chevron Corp.                                      1,846,727
      23,817   ConocoPhillips                                     1,744,595
      12,464   ENSCO International, Inc.+                           718,300
      43,208   Marathon Oil Corp.                                 1,722,703
       6,540   Transocean, Inc.*                                    718,354
      25,280   XTO Energy, Inc.                                   1,176,026
--------------------------------------------------------------------------------
                                                                  7,926,705
--------------------------------------------------------------------------------
   FINANCIALS -- 15.4%
      28,755   AFLAC, Inc.                                        1,689,356
      22,544   Allstate Corp.                                     1,039,729
      37,138   American Express Co.                               1,315,799
      29,091   JPMorgan Chase & Co.                               1,358,550
      30,827   Lincoln National Corp.                             1,319,704
      94,334   Wells Fargo & Co.+                                 3,540,355
--------------------------------------------------------------------------------
                                                                 10,263,493
--------------------------------------------------------------------------------
   HEALTH CARE -- 9.6%
      28,840   Cardinal Health, Inc.                              1,421,235
      20,732   Laboratory Corp. of America Holdings*+             1,440,874
      18,654   McKesson Corp.                                     1,003,772
      19,816   Novartis AG - ADR                                  1,047,077
      30,332   Wellpoint, Inc.*                                   1,418,628
--------------------------------------------------------------------------------
                                                                  6,331,586
--------------------------------------------------------------------------------
   INDUSTRIALS -- 14.4%
      19,353   Caterpillar, Inc.                                  1,153,439
      13,839   Danaher Corp.+                                       960,427
      21,106   Emerson Electric Co.                                 860,914
      39,682   General Electric Co.                               1,011,891
      13,177   Honeywell International                              547,504
      30,965   Illinois Tool Works, Inc.                          1,376,394
      19,654   Union Pacific Corp.+                               1,398,579
      36,407   United Technologies Corp.                          2,186,604
--------------------------------------------------------------------------------
                                                                  9,495,752
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY -- 19.7%
      21,218   Amphenol Corp.                                       851,691
     115,008   Applied Materials, Inc.                            1,740,071
      78,026   Cisco Systems, Inc.*                               1,760,267
      32,986   Hewlett-Packard Co.                                1,525,273
      66,840   Intel Corp.                                        1,251,913
      81,149   Microsoft Corp.+                                   2,165,866
      67,322   Oracle Corp.*                                      1,367,310
      41,123   QUALCOMM, Inc.                                     1,767,055
      26,441   Western Union Co.*                                   652,299
--------------------------------------------------------------------------------
                                                                 13,081,745
--------------------------------------------------------------------------------
   MATERIALS -- 1.2%
      10,833   Praxair, Inc.                                        777,159
--------------------------------------------------------------------------------
   TELECOMMUNICATION SERVICES -- 2.3%
      55,665   AT&T, Inc.                                         1,554,167
--------------------------------------------------------------------------------
   UTILITIES -- 3.1%
      47,487   Dominion Resources, Inc.                           2,031,494
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                         $    64,890,829
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 15.4%
   9,669,217   BBH Securities Lending Fund **                     9,669,217
     493,531   Touchstone Institutional
               Money Market Fund ^                                  493,531
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                      $    10,162,748
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 113.4%
(COST $81,762,960)                                          $    75,053,577
LIABILITIES IN EXCESS OF OTHER ASSETS -- (13.4%)                 (8,883,126)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                        $    66,170,451
--------------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan, as of September 30, 2008, was $10,121,113.
**    Represents collateral for securities loaned.
ADR - American Depository Receipt.

See Notes to Schedules of Investments.

                                                                               9
                                                                              --

                                                  ------------------------------
                                                  TOUCHSTONE MID CAP GROWTH FUND
                                                  ------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2008 (Unaudited)

      Shares                                                          Value

COMMON STOCKS -- 98.7%
   CONSUMER DISCRETIONARY -- 11.4%
      13,000   Bed Bath & Beyond, Inc.*+                    $       408,330
       5,100   Burger King Holdings, Inc.                           125,256
      16,050   D.R. Horton, Inc.                                    208,971
       8,400   DeVry, Inc.                                          416,135
       6,915   Gap, Inc. (The)                                      122,949
       7,795   Lennar Corp. - Class A+                              118,406
      20,900   Limited Brands, Inc.                                 361,988
      12,325   Macy's, Inc.                                         221,604
      20,900   Newell Rubbermaid, Inc.                              360,734
      10,364   Regis Corp.                                          285,010
       4,700   Snap-On, Inc.                                        247,502
       6,300   TJX Companies, Inc. (The)                            192,276
       5,000   Toll Brothers, Inc.*                                 126,150
       7,600   WABCO Holdings, Inc.                                 270,104
--------------------------------------------------------------------------------
                                                                  3,465,415
--------------------------------------------------------------------------------
   CONSUMER STAPLES -- 0.9%
      22,160   Tyson Foods, Inc. - Class A                          264,590
--------------------------------------------------------------------------------
   ENERGY -- 11.0%
      14,700   BJ Services                                          281,211
       4,950   Cameron International Corp.*                         190,773
      11,200   CONSOL Energy, Inc.                                  513,968
       6,600   Hess Corp.+                                          541,728
       3,901   Murphy Oil Corp.                                     250,210
      12,250   Nabors Industries, Ltd.*+                            305,270
       7,332   National Oilwell Varco, Inc.*                        368,286
       6,450   Range Resources Corp.                                276,512
       7,050   Smith International, Inc.                            413,412
       7,160   Weatherford International, Ltd.*                     180,002
--------------------------------------------------------------------------------
                                                                  3,321,372
--------------------------------------------------------------------------------
   FINANCIALS -- 12.6%
      25,900   Annaly Capital Management, Inc.+                     348,355
       4,021   Arch Capital Group, Ltd.*                            293,654
       5,170   Assurant, Inc.                                       284,350
       3,580   Colonial BancGroup, Inc.+                             28,139
       6,575   Federated Investors, Inc. - Class B                  189,557
      23,180   Fifth Third Bancorp+                                 275,842
      10,632   First Horizon National Corp.+                        101,006
      10,665   Hudson City Bancorp, Inc.                            196,769
       6,270   Invesco, Ltd.                                        131,545
      13,900   Knight Capital Group, Inc.*+                         206,554
       8,800   Marshall & Ilsley Corp.+                             177,320
       6,800   Moody's Corp.+                                       231,200
      14,181   New York Community Bancorp, Inc.                     238,099
      19,706   People's United Financial, Inc.                      379,341
       6,900   SVB Financial Group*+                                399,648
      10,385   Willis Group Holdings, Ltd.+                         335,020
--------------------------------------------------------------------------------
                                                                  3,816,399
--------------------------------------------------------------------------------
   HEALTH CARE -- 20.1%
       3,010   Beckman Coulter, Inc.                                213,680
      11,200   Celgene*                                             708,735
       2,800   Cerner Corp.*+                                       124,992
       8,750   DaVita, Inc.*                                        498,838
      10,750   DENTSPLY International, Inc.                         403,555
       6,405   Edwards Lifesciences Corp.*                          369,953
      35,150   Elan Corp. PLC - ADR*+                               375,051
      11,705   HEALTHSOUTH Corp.*+                                  215,723
       4,235   Hospira, Inc.*                                       161,777
       6,300   IDEXX Laboratories, Inc.*+                           345,240
       8,000   Invitrogen Corp.*+                                   302,400
       6,300   Pediatrix Medical Group, Inc.*                       339,696
      14,400   Qiagen NV*                                           284,112
      12,000   Shire Pharmaceuticals Group PLC - ADR                573,000
       5,510   Thermo Fisher Scientific, Inc.*+                     303,050
       4,810   Varian*+                                             206,349
       5,500   VCA Antech, Inc.*+                                   162,085
      14,950   Vertex Pharmaceuticals, Inc.*                        496,938
--------------------------------------------------------------------------------
                                                                  6,085,174
--------------------------------------------------------------------------------
   INDUSTRIALS -- 14.1%
       2,640   Alliant Techsystems*                                 248,002
       6,600   AMETEK, Inc.                                         269,082
      17,500   Corrections Corporation of America*                  434,875
       6,095   Dover                                                247,152
      14,000   Hexcel Corp.*                                        191,660
       9,500   IDEX Corp.                                           294,690
       7,200   ITT Industries, Inc.                                 400,392
       3,765   Joy Global, Inc.                                     169,952
       9,100   Kirby Corp.*+                                        345,254
      12,000   MSC Industrial Direct Co. - Class A+                 552,840
       5,100   Rockwell Collins, Inc.                               245,259
       2,880   SPX Corp.                                            221,760
       5,305   Teleflex, Inc.                                       336,814
      10,450   Textron, Inc.                                        305,976
--------------------------------------------------------------------------------
                                                                  4,263,708
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY -- 22.7%
      15,435   ADC Telecommunications, Inc.*                        130,426
       6,300   Agilent Technologies, Inc.*                          186,858
       6,450   Alliance Data Systems Corp.*+                        408,801
       9,290   Analog Devices, Inc.                                 244,792
      12,150   Autodesk, Inc.*                                      407,633
       7,300   Avnet, Inc.*                                         179,799
      13,350   BMC Software, Inc.*                                  382,211
      12,600   Broadcom Corp. - Class A*                            234,738
      15,650   Cognizant Technology Solutions Corp.*                357,290
      10,985   LSI Logic*+                                           58,880
      14,350   Marvell Technology Group, Ltd.*                      133,455
      19,105   Maxim Integrated Products, Inc.                      345,801
      11,100   MEMC Electronic Materials, Inc.*                     313,686
       6,900   Mettler-Toledo International, Inc.*                  676,199
      18,550   Network Appliance, Inc.*+                            338,167
      18,200   Nice Systems, Ltd. - ADR*                            495,767
      30,000   PMC-Sierra, Inc.*+                                   222,600
      21,600   Quest Software, Inc.*                                274,104
       5,250   Red Hat, Inc.*+                                       79,118
      19,250   SAIC, Inc.*                                          389,428
      13,300   TeleTech Holdings, Inc.*                             165,452
      11,201   Verigy, Ltd.*                                        182,352
      14,000   VistaPrint, Ltd.*+                                   459,759
       8,240   Zebra Technologies Corp.*+                           229,484
--------------------------------------------------------------------------------
                                                                  6,896,800
--------------------------------------------------------------------------------

See Notes to Schedules of Investments.

10
--

------------------------------
TOUCHSTONE MID CAP GROWTH FUND
------------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

      Shares                                                          Value

   MATERIALS -- 4.5%
       9,800   Commercial Metals Co.                        $       165,522
      15,650   Crown Holdings, Inc.*                                347,587
       5,180   Cytec Industries, Inc.                               201,554
       6,635   International Flavors & Fragrances, Inc.             261,817
      15,200   Pactiv Corp.*                                        377,415
--------------------------------------------------------------------------------
                                                                  1,353,895
--------------------------------------------------------------------------------
   UTILITIES -- 1.4%
       7,550   Equitable Resources, Inc.                            277,009
       3,595   Wisconsin Energy Corp.                               161,416
--------------------------------------------------------------------------------
                                                                    438,425
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                         $    29,905,778
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 23.3%
   6,577,947   BBH Securities Lending Fund **                     6,577,947
     500,623   Touchstone Institutional
               Money Market Fund ^                                  500,623
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                      $     7,078,570
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 122.0%
(COST $39,994,131)                                          $    36,984,348
LIABILITIES IN EXCESS OF OTHER ASSETS -- (22.0%)                 (6,666,973)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                        $    30,317,375
--------------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan, as of September 30, 2008, was $6,692,138.
**    Represents collateral for securities loaned.
ADR - American Depository Receipt.

See Notes to Schedules of Investments.

                                                                              11
                                                                              --
                                                    ----------------------------
                                                    TOUCHSTONE MONEY MARKET FUND
                                                    ----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2008 (Unaudited)

   Principal                          Interest    Maturity
    Amount                              Rate        Date              Value

COMMERCIAL PAPER -- 2.1%
$  1,000,000   National Rural
               Utilities                  3.10     10/1/08  $     1,000,000
   1,733,000   Charlotte NC COP
               Nascar Hall of Fame
               (LOC: KBC Bank N.V.)       3.40      3/4/09        1,733,000
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                      $     2,733,000
--------------------------------------------------------------------------------
CORPORATE BONDS -- 23.9%
     650,000   Alabama Power Co.
               (Southern Co.)             5.38     10/1/08          650,000
     775,000   JPMorgan Chase & Co.       5.75    10/15/08          775,221
     455,000   JPMorgan Chase & Co.       6.13    10/15/08          455,194
     455,000   Suntrust Banks, Inc.       4.00    10/15/08          454,829
   1,500,000   Toronto Dominion
               Bank NY                    6.15    10/15/08        1,501,624
     100,000   UBS Paine Webber
               Group, Inc.                7.63    10/15/08          100,099
   2,000,000   American Express
               Centurion FRN              2.81    10/18/08        1,982,547
     790,000   ASIF Global Finance
               XXIII, 144A (AIG)          3.90    10/22/08          790,101
   1,580,000   Associates Corp.
               NA (Citicorp)              6.25     11/1/08        1,582,609
     910,000   JPMorgan Chase & Co.       6.13     11/1/08          911,217
   2,300,000   National Rural
               Utilities                  5.75     11/1/08        2,302,584
     438,000   Associates Corp.
               NA (Citicorp)              6.88    11/15/08          439,438
   1,700,000   Citicorp                   6.38    11/15/08        1,702,477
     500,000   HSBC Finance Corp.         6.50    11/15/08          500,797
     250,000   Bayerische
               Landesbk NY                5.88     12/1/08          251,141
     500,000   National Rural
               Utilities                  5.75     12/1/08          502,045
   1,000,000   HSBC Finance Corp.         4.13    12/15/08          997,806
   1,500,000   Wachovia Corp.             5.63    12/15/08**      1,505,785
     608,000   Credit Suisse
               USA, Inc.                  3.88     1/15/09          607,328
     319,000   JPMorgan Chase & Co.       6.25     1/15/09          320,440
   2,253,000   Morgan Stanley             3.88     1/15/09**      2,252,708
     186,000   HSBC Finance Corp.         5.88      2/1/09          186,961
     500,000   Republic New
               York Corp. (HSBC)          9.70      2/1/09          506,788
   1,020,000   JPMorgan Chase & Co.       6.00     2/15/09        1,028,735
   1,000,000   Centura Bank (RBC)         6.50     3/15/09        1,009,256
     580,000   Deutsche Bank
               Financial                  7.50     4/25/09          589,744
     500,000   Royal Bank of Canada       3.88      5/4/09          502,496
   1,750,000   Credit Suisse USA, Inc.    4.70      6/1/09        1,764,867
     250,000   Caterpillar Finanical
               Services Corp.             4.50     6/15/09          252,499
     500,000   General Electric
               Capital Corp.              3.25     6/15/09          498,547
   3,485,000   Suntrust Bank              4.42     6/15/09        3,492,603
   1,000,000   American Express           4.75     6/17/09        1,003,885
     279,000   Wells Fargo Financial      6.85     7/15/09          286,593
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                       $    31,708,964
--------------------------------------------------------------------------------
TAXABLE MUNICIPAL BONDS -- 8.2%
     800,000   Groton CT
               UTGO BANS                  3.00     10/9/08          800,045
     720,000   Avon OH LTGO
               BANS                       4.65    11/26/08          720,541
   2,000,000   Avon OH UTGO
               BANS                       4.65    11/26/08        2,001,501
     750,000   Charlotte NC
               COP Fac-B                  5.40     12/1/08          751,729
     500,000   South Coast CA
               Loc Ed Agy-A2              4.75      1/7/09          500,320
   1,470,000   New Bedford MA
               LTGO BANS Series B         3.25     2/13/09        1,471,381
   2,200,000   Franklin Co OH
               Spl Oblig (Stadium
               Fac Proj) UTGO             4.25     3/13/09        2,201,423
     400,000   South Lebanon Vlg
               OH BANS Series C
               (LOC: LaSalle
               National Bank)             4.00     4/29/09          400,000
   1,000,000   ME UTGO BANS               3.45     6/17/09        1,000,338
     950,000   Butler Co OH
               UTGO BANS                  4.00      8/6/09          950,000
--------------------------------------------------------------------------------
TOTAL TAXABLE MUNICIPAL BONDS                               $    10,797,278
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- 47.5%
   1,646,000   AK Indl Dev & Expt
               Auth (LOC: Wells
               Fargo Bank)                5.71     10/1/08        1,646,000
   2,000,000   Cowboys Stadium LP,
               144A (LOC: Bank
               of America)                6.00     10/1/08        2,000,000
     235,000   FL HFC MFH
               (Arlington) (LOC:
               Bank of America)           8.25     10/1/08          235,000
   1,265,000   Greenville SC Mem
               Aud (Bi-Lo Ctr) (LOC:
               Bank of America)           8.25     10/1/08        1,265,000
     460,000   Lee Co GA Dev
               Auth Rev (B & B
               Dealership) (LOC:
               Suntrust Bank)             6.55     10/1/08          460,000
   5,274,650   Legacy Park LLC
               (LOC: Fifth
               Third Bank)               10.00     10/1/08        5,274,649
   1,535,000   NJ Economic Dev
               Auth Rev (Cascade
               Corp.-Ser C) (LOC:
               Bank of America NA)        8.25     10/1/08        1,535,000
   3,370,000   Robert C Fox (Fox
               Racing Shox) Ser 03
               (LOC: Comerica Bank)       5.00     10/1/08        3,370,000
      40,000   St Johns Co FL HFA
               (Ponce Harbor Apts)
               (LOC: FNMA)                8.50     10/1/08           40,000
   2,000,000   St Pauls Episcopal
               Church of Indianapolis
               IN (LOC: JPMorgan
               Chase Bank)                6.00     10/1/08        2,000,000

See Notes to Schedules of Investments.

12
--

----------------------------
TOUCHSTONE MONEY MARKET FUND
----------------------------

--------------------------------------------------------------------------------
Sshedule of Investments continued

   Principal                          Interest    Maturity
    Amount                              Rate        Date              Value

VARIABLE RATE DEMAND NOTES -- 47.5%-continued%
$     85,000   Volusia Co FL HFA
               MFH (Sunrise Pointe)
               (LOC: Bank of America)     8.25     10/1/08  $        85,000
   3,327,000   WA St Hsg Fin
               Commn Nonprofit Rev
               (Rockwood Proj) (LOC:
               Wells Fargo Bank NA)       6.00     10/1/08        3,327,000
   3,155,000   486 Lesser Street
               (LOC: Comerica Bank)       5.00     10/2/08        3,155,000
     810,000   Agra Enterprises
               LLC (LOC: U.S.
               Bank NA)                   8.00     10/2/08          810,000
     100,000   Albany NY Indl Dev
               Agy Civic Fac Rev
               (CHF Holland Proj-B)
               (LOC: TD
               Banknorth NA)              8.50     10/2/08          100,000
     240,000   Albany NY Indl Dev
               Agy Civic Fac Rev
               (CHF Holland Ser B)
               (LOC: TD
               Banknorth NA)              8.50     10/2/08          240,000
     140,000   Albany NY Indl Dev
               Agy Civic Fac Rev RB
               (Albany College-B)
               (LOC: TD
               Banknorth NA)              8.50     10/2/08          140,000
     400,000   Assk Properties LC
               (LOC: Wells
               Fargo Bank)                6.85     10/2/08          400,000
     350,000   Berks Co PA IDA
               Student Hsg Rev
               (CHF Kutztown - B)
               (LOC: Citibank NA)         8.50     10/2/08          350,000
     590,000   Butler Co OH Cap
               Fdg Rev (CCAO Low
               Cost) (LOC: U.S.
               Bank NA)                   8.00     10/2/08          590,000
   2,000,000   CA St Enterprise
               Dev Auth IDR (Tri-Tool
               Inc - B) (LOC:
               Comerica Bank)             4.45     10/2/08        2,000,000
   1,900,000   Corp Finance
               Managers (LOC: Wells
               Fargo Bank)                6.75     10/2/08        1,900,000
   4,200,000   Cubba Capital II LLC
               (LOC: Charter One
               Bank NA)                  10.00     10/2/08        4,200,000
     322,000   Fitch Denney
               Funeral Home Inc
               (LOC: FHLB)               10.00     10/2/08          322,000
     210,000   FL HFC MFH (Avalon
               Reserve) (LOC:
               FNMA)                      8.50     10/2/08          210,000
     625,000   IL Fin Auth (Community
               Action Ser B) RB
               (LOC: Harris NA)           5.83     10/2/08          625,000
     280,000   IL Fin Auth (Sunshine
               Thru Golf) (LOC:
               LaSalle Bank)              6.00     10/2/08          280,000
     900,000   JL Capital One LLC
               (LOC: Wells
               Fargo Bank)                6.85     10/2/08          900,000
     625,000   Lake Oswego OR
               Redev Agy Tax
               Increment Rev
               Ser B (LOC: Wells
               Fargo Bank)                6.75     10/2/08          625,000
   2,000,000   Lavonia O Frick
               Family Trust (LOC:
               FHLB)                      9.00     10/2/08        2,000,000
   1,935,000   Miarko Inc (LOC:
               PNC Bank NA)              10.00     10/2/08        1,935,000
     990,000   Mill St Village LLC
               (LOC: FHLB)               10.00     10/2/08          990,000
   1,675,000   Mountain Agency
               Inc (LOC: U.S.
               Bank NA)                  10.00     10/2/08        1,675,000
   3,435,000   Rise Inc (LOC: Wells
               Fargo Bank)                6.85     10/2/08        3,435,000
   1,055,000   SGM Funding Corp. I
               (LOC: US Bank NA)          8.00     10/2/08        1,055,000
   2,730,000   Sherwood Baptist
               Church (LOC: Bank
               of America)                6.00     10/2/08        2,730,000
   2,235,000   Springfield MO Redev
               Auth Rev (Univ Plaza
               Hotel) (LOC: Bank of
               America)                   3.63     10/2/08        2,235,000
     135,000   Suffolk Co NY IDA
               (Hampton Day School)
               (LOC: JPMorgan
               Chase Bank)                4.42     10/2/08          135,000
   1,450,000   Tom Gill LLC (LOC:
               US Bank NA)                8.00     10/2/08        1,450,000
     383,000   Vista Funding Ser 01-B
               (LOC: U.S. Bank NA)        8.00     10/2/08          383,000
   1,549,000   Wai Enterprises LLC
               Ser 2004 (LOC: FHLB)       8.00     10/2/08        1,549,000
     245,000   Watervliet NY Hsg
               Auth (Beltrone SR-B)
               (LOC: Citizens Bank)       8.50     10/2/08          245,000
     265,000   Westmoreland Co PA
               IDA (Greensburg
               Thermal) Ser B (LOC:
               PNC Bank NA)               8.25     10/2/08          265,000
     330,000   Wilmington Iron &
               Metal Co. (LOC:
               JPMorgan Chase Bank)       8.00     10/2/08          330,000
   3,925,000   Capital Markets
               Access (LOC: Suntrust
               Bank)                      6.50     10/3/08        3,925,000
     490,000   Diaz-Upton LLC
               (LOC: State
               Street Bank)               6.05     10/3/08          490,000
--------------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND NOTES*                           $    62,911,649
--------------------------------------------------------------------------------

See Notes to Schedules of Investments.

                                                                              13
                                                                              --

                                                    ----------------------------
                                                    TOUCHSTONE MONEY MARKET FUND
                                                    ----------------------------

--------------------------------------------------------------------------------
Sshedule of Investments continued

   Principal                          Interest    Maturity
    Amount                              Rate        Date              Value

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 13.8%
$ 13,228,000   FHLB Discount Note                  10/1/08  $    13,228,000
   5,000,000   FHLB Discount Note                  10/7/08        4,999,917
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                    $    18,227,917
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSITS/TIME DEPOSITS -- 4.2%
   3,300,000   Bank of
               Montreal-Chicago           3.19    10/22/08        3,300,000
   2,255,000   Bank of New York           5.05      3/3/09        2,269,546
--------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSITS/
TIME DEPOSITS                                               $     5,569,546
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.7%
(COST $131,948,354)                                         $   131,948,354
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%                       452,270
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                        $   132,400,624
--------------------------------------------------------------------------------

Capital Support Agreement - See Notes to Schedules of Investments

ISSUER                              EXPIRATION DATE           VALUE ($)
------                              ---------------           ---------
Touchstone Advisors, Inc.           January 31, 2009            $     0

*     Maturity date represents the next reset date.
** Security is covered by a Capital Support Agreement with Touchstone Advisors, Inc. as discussed more fully in the Notes to Schedules of Investments.
BANS - Bond Anticipation Notes
COP - Certificate of Participation
FHLB - Federal Home Loan Bank
FNMA - Federal National Mortgage Association
FRN - Floating Rate Note
HFA - Housing Finance Authority
HFC - Housing Finance Corporation
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
LOC - Line of Credit
LTGO - Limited Tax General Obligation
MFH - Multi-Family Housing
RB - Revenue Bond
UTGO - Unlimited Tax General Obligation
144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities were valued at $2,790,101 or 2.11% of net assets.

See Notes to Schedules of Investments.

14
--

----------------------------------
TOUCHSTONE THIRD AVENUE VALUE FUND
----------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2008 (Unaudited)

      Shares                                                          Value

COMMON STOCKS -- 72.7%
   CONSUMER DISCRETIONARY -- 4.2%
      31,323   Handleman Company*                           $        54,815
       7,650   JAKKS Pacific, Inc.*                                 190,562
      31,200   Journal Communications, Inc.                         152,256
      18,210   MDC Holdings, Inc.                                   666,304
      32,000   Russ Berrie and Company, Inc.*                       245,440
      24,700   Skyline Corp.                                        652,821
      89,361   Superior Industries International, Inc.+           1,712,156
--------------------------------------------------------------------------------
                                                                  3,674,354
--------------------------------------------------------------------------------
   ENERGY -- 14.1%
      38,155   Bristow Group, Inc.*+                              1,291,165
     164,093   Bronco Drilling Company, Inc.*                     1,677,030
      65,648   Cimarex Energy Company                             3,210,845
     205,774   Pioneer Drilling Company*                          2,736,794
      23,800   St. Mary Land & Exploration Company                  848,470
      35,000   Tidewater, Inc.+                                   1,937,600
       8,200   Whiting Petroleum Corp.*                             584,332
--------------------------------------------------------------------------------
                                                                 12,286,236
--------------------------------------------------------------------------------
   FINANCIALS -- 28.0%
      15,000   Ambac Financial Group, Inc.+                          34,950
      79,258   Bank of New York Mellon Corp.                      2,582,226
     131,737   Brookfield Asset Management, Inc. - Class A+       3,614,862
      79,700   Brookline Bancorp, Inc.+                           1,019,363
       9,500   Capital Southwest Corp.                            1,349,475
      53,800   CIT Group, Inc.+                                     374,448
      84,000   Forest City Enterprises, Inc. - Class A+           2,576,280
      15,500   Investment Technology Group, Inc.*                   471,665
      40,250   Legg Mason, Inc.                                   1,531,915
     118,529   MBIA, Inc.*                                        1,410,495
      85,460   NewAlliance Bancshares, Inc.                       1,284,464
      32,150   Origen Financial, Inc.                                39,545
      61,800   Phoenix Companies, Inc. (The)                        571,032
      15,420   ProLogis+                                            636,383
      33,000   Radian Group, Inc.+                                  166,320
      24,100   St. Joe Company (The)*+                              942,069
      98,525   Tokio Marine Holdings, Inc. - ADR                  3,576,458
      48,725   Westwood Holdings Group, Inc.                      2,309,565
--------------------------------------------------------------------------------
                                                                 24,491,515
--------------------------------------------------------------------------------
   HEALTH CARE -- 3.0%
      60,800   Cross Country Healthcare, Inc.*                      990,432
      88,000   Pfizer, Inc.                                       1,622,720
--------------------------------------------------------------------------------
                                                                  2,613,152
--------------------------------------------------------------------------------
   INDUSTRIALS -- 2.1%
      51,300   Alamo Group, Inc.                                    874,665
      36,568   USG Corp.*+                                          936,141
--------------------------------------------------------------------------------
                                                                  1,810,806
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY -- 13.4%
       7,850   Alliance Data Systems Corp.*+                        497,533
      30,000   Applied Materials, Inc.+                             453,900
     169,000   AVX Corp.                                          1,722,110
      24,600   Bel Fuse, Inc. - Class B                             700,362
      76,000   Electro Scientific Industries, Inc.*               1,080,720
      62,600   Electronics For Imaging, Inc.*                       872,018
      14,000   Fair Isaac Corp.                                     322,840
      75,000   Intel Corp.                                        1,404,750
      30,600   Lexmark International, Inc. - Class A*               996,642
      28,707   Sybase, Inc.*                                        879,008
     362,808   Sycamore Networks, Inc.*                           1,171,870
      30,700   Synopsys, Inc.*                                      612,465
     243,000   Tellabs, Inc.*                                       986,580
--------------------------------------------------------------------------------
                                                                 11,700,798
--------------------------------------------------------------------------------
   MATERIALS -- 7.8%
      74,474   Louisiana-Pacific Corp.                              692,608
     125,187   P.H. Glatfelter Company                            1,695,032
      36,300   POSCO - ADR+                                       3,389,332
      50,780   Westlake Chemical Corp.+                           1,067,903
--------------------------------------------------------------------------------
                                                                  6,844,875
--------------------------------------------------------------------------------
   UTILITIES -- 0.1%
       5,269   Brookfield Infrastructure Partners, LP                82,881
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                         $    63,504,617
--------------------------------------------------------------------------------
FOREIGN STOCKS -- 20.1%
   CONSUMER DISCRETIONARY -- 3.2%
     110,000   Toyota Industries Corp.                            2,773,153
--------------------------------------------------------------------------------
   ENERGY -- 4.3%
      49,400   EnCana Corp.+                                      3,247,062
      20,000   Nabors Industries, Ltd.*                             498,400
--------------------------------------------------------------------------------
                                                                  3,745,462
--------------------------------------------------------------------------------
   FINANCIALS -- 6.7%
      17,000   Arch Capital Group Ltd.*                           1,241,510
     150,000   Henderson Land Development Co., Ltd.                 668,644
     172,500   Investor AB - Class A+                             3,094,102
      50,000   Mitsui Fudosan Co., Ltd.                             965,099
--------------------------------------------------------------------------------
                                                                  5,969,355
--------------------------------------------------------------------------------
   HEALTH CARE -- 0.7%
      23,000   Daiichi Sankyo Company, Ltd.                         592,016
--------------------------------------------------------------------------------
   INDUSTRIALS -- 2.8%
     320,000   Hutchison Whampoa, Ltd.                            2,457,694
--------------------------------------------------------------------------------
   MATERIALS -- 2.4%
      33,150   Lanxess                                              912,285
     100,000   TimberWest Forest Corp.+                           1,146,347
--------------------------------------------------------------------------------
                                                                  2,058,632
--------------------------------------------------------------------------------
TOTAL FOREIGN STOCKS                                        $    17,596,312
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 32.1%
  21,664,464   BBH Securities Lending Fund **                    21,664,464
   6,426,667   Touchstone Institutional
               Money Market Fund^                                 6,426,667
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                      $    28,091,131
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 124.9%
(COST $101,861,247)                                         $   109,192,060
LIABILITIES IN EXCESS OF OTHER ASSETS -- (24.9%)                (21,756,921)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                        $    87,435,139
--------------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan, as of September 30, 2008, was $22,100,019.
**    Represents collateral for securities loaned.
ADR - American Depository Receipt.

See Notes to Schedules of Investments.

                                                                              15
                                                                              --

                                                  ------------------------------
                                                  TOUCHSTONE AGGRESSIVE ETF FUND
                                                  ------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2008 (Unaudited)

      Shares                                                          Value

EXCHANGE TRADED FUNDS -- 99.2%
      36,410   iShares Lehman Aggregate Bond Fund+          $     3,589,662
      39,260   iShares MSCI EAFE Index Fund+                      2,210,338
      10,690   iShares S&P 500 Index Fund                         1,256,075
      47,540   iShares S&P 500/BARRA
               Growth Index Fund+                                 2,699,321
      71,570   iShares S&P 500/BARRA
               Value Index Fund+                                  4,283,464
       6,370   iShares S&P MidCap 400/BARRA
               Growth Index Fund                                    477,623
       9,450   iShares S&P MidCap 400/BARRA
               Value Index Fund                                     649,215
       2,880   iShares S&P SmallCap 600/BARRA
               Growth Index Fund+                                   176,861
       8,200   iShares S&P SmallCap 600/BARRA
               Value Index Fund+                                    533,410
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                 $    15,875,969
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 27.7%
   4,232,744   BBH Securities Lending Fund **                     4,232,744
     208,376   Touchstone Institutional
               Money Market Fund^                                   208,376
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                      $     4,441,120
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 126.9%
(COST $22,865,993)                                          $    20,317,089
LIABILITIES IN EXCESS OF OTHER ASSETS -- (26.9%)                 (4,309,521)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                        $    16,007,568
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan, as of September 30, 2008, was $4,276,855.
**    Represents collateral for securities loaned.

See Notes to Schedules of Investments.

16
--

--------------------------------
TOUCHSTONE CONSERVATIVE ETF FUND
--------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2008 (Unaudited)

      Shares                                                          Value

EXCHANGE TRADED FUNDS -- 99.1%
      31,460   iShares Lehman 1-3 Year
               Treasury Bond Fund+                          $     2,628,797
     124,250   iShares Lehman Aggregate Bond Fund+               12,249,807
      21,900   iShares MSCI EAFE Index Fund                       1,232,970
       6,750   iShares S&P 500 Index Fund                           793,125
      24,870   iShares S&P 500/BARRA
               Growth Index Fund                                  1,412,119
      35,750   iShares S&P 500/BARRA
               Value Index Fund+                                  2,139,638
       5,340   iShares S&P MidCap 400/BARRA
               Growth Index Fund                                    400,393
       5,970   iShares S&P MidCap 400/BARRA
               Value Index Fund                                     410,139
       3,610   iShares S&P SmallCap 600/BARRA
               Growth Index Fund+                                   221,690
       3,500   iShares S&P SmallCap 600/BARRA
               Value Index Fund+                                    227,675
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                 $    21,716,353
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 28.8%
   5,882,574   BBH Securities Lending Fund **                     5,882,574
     416,395   Touchstone Institutional
               Money Market Fund^                                   416,395
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                      $     6,298,969
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 127.9%
(COST $29,514,199)                                          $    28,015,322
LIABILITIES IN EXCESS OF OTHER ASSETS -- (27.9%)                 (6,108,942)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                        $    21,906,380
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan, as of September 30, 2008, was $5,820,197.
**    Represents collateral for securities loaned.

See Notes to Schedules of Investments.

                                                                              17
                                                                              --

                                                    ----------------------------
                                                    TOUCHSTONE ENHANCED ETF FUND
                                                    ----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2008 (Unaudited)

      Shares                                                          Value

EXCHANGE TRADED FUNDS -- 99.1%
      71,840   iShares Lehman Aggregate Bond Fund+          $     7,082,705
      95,230   iShares MSCI EAFE Index Fund                       5,361,449
     109,970   iShares S&P 500/BARRA
               Growth Index Fund+                                 6,244,097
      13,580   iShares S&P 500/BARRA
               Value Index Fund+                                    812,763
      83,720   iShares S&P MidCap 400/BARRA
               Growth Index Fund                                  6,277,325
      12,660   iShares S&P MidCap 400/BARRA
               Value Index Fund                                     869,742
      15,450   iShares S&P SmallCap 600/BARRA
               Growth Index Fund+                                   948,785
      14,690   iShares S&P SmallCap 600/BARRA
               Value Index Fund+                                    955,585
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                 $    28,552,451
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 28.7%
   7,952,043   BBH Securities Lending Fund **                     7,952,043
     300,610   Touchstone Institutional
               Money Market Fund^                                   300,610
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                      $     8,252,653
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 127.8%
(COST $41,252,757)                                          $    36,805,104
LIABILITIES IN EXCESS OF OTHER ASSETS -- (27.8%)                 (8,015,604)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                        $    28,789,500
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan, as of September 30, 2008, was $7,978,973.
**    Represents collateral for securities loaned.

See Notes to Schedules of Investments.

18
--

----------------------------
TOUCHSTONE MODERATE ETF FUND
----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                  September 30, 2008 (Unaudited)

      Shares                                                          Value

EXCHANGE TRADED FUNDS -- 99.1%
     269,690   iShares Lehman Aggregate Bond Fund           $    26,588,737
     108,610   iShares MSCI EAFE Index Fund                       6,114,743
      29,560   iShares S&P 500 Index Fund                         3,473,300
     134,580   iShares S&P 500/BARRA
               Growth Index Fund+                                 7,641,452
     198,200   iShares S&P 500/BARRA
               Value Index Fund+                                 11,862,270
      15,700   iShares S&P MidCap 400/BARRA
               Growth Index Fund                                  1,177,186
      26,190   iShares S&P MidCap 400/BARRA
               Value Index Fund                                   1,799,253
      10,580   iShares S&P SmallCap 600/BARRA
               Growth Index Fund+                                   649,718
      20,190   iShares S&P SmallCap 600/BARRA
               Value Index Fund+                                  1,313,360
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                 $    60,620,019
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 27.8%
  16,295,609   BBH Securities Lending Fund **                    16,295,609
     708,391   Touchstone Institutional
               Money Market Fund^                                   708,391
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                      $    17,004,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 126.9%
(COST $85,365,870)                                          $    77,624,019
LIABILITIES IN EXCESS OF OTHER ASSETS -- (26.9%)                (16,462,433)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                        $    61,161,586
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan, as of September 30, 2008, was $16,488,107.
**    Represents collateral for securities loaned.

See Notes to Schedules of Investments.

                                                                              19
                                                                              --

                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
September 30, 2008 (Unaudited)

INVESTMENT VALUATION. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Debt securities are valued by a pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith under consistently applied procedures in accordance with procedures approved by the Board of Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market. Under the amortized cost valuation method, the discount or premium is amortized on a constant basis to the maturity of the security.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

20
--

--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Notes to Schedules of Investments continued

The following is a summary of the inputs used to value the Funds net assets as of September 30, 2008:

                                                        Level 2 -            Level 3 -
                                   Level 1 -        Other Significant       Significant
Investments in Securities:       Quoted Prices      Observable Inputs    Unobservable Inputs
--------------------------------------------------------------------------------------------
Baron Small Cap Growth Fund      $    19,604,192      $            --       $           --
--------------------------------------------------------------------------------------------
Core Bond Fund                         2,470,871           33,051,605                   --
--------------------------------------------------------------------------------------------
High Yield Fund                          452,223           21,612,696                   --
--------------------------------------------------------------------------------------------
Large Cap Core Equity Fund            65,384,360                   --                   --
--------------------------------------------------------------------------------------------
Mid Cap Growth Fund                   30,406,401                   --                   --
--------------------------------------------------------------------------------------------
Money Market Fund                      2,730,870          129,218,354                   --
--------------------------------------------------------------------------------------------
Third Avenue Value Fund               76,064,604           11,462,992                   --
--------------------------------------------------------------------------------------------
Aggressive ETF Fund                   16,084,345                   --                   --
--------------------------------------------------------------------------------------------
Conservative ETF Fund                 22,132,748                   --                   --
--------------------------------------------------------------------------------------------
Enhanced ETF Fund                     28,853,061                   --                   --
--------------------------------------------------------------------------------------------
Moderate ETF Fund                     61,328,410                   --                   --
--------------------------------------------------------------------------------------------

FOREIGN CURRENCY VALUE TRANSLATION. The accounting records of the Funds are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward currency contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

FUTURES CONTRACTS. Certain Funds may enter into futures contracts to protect against adverse movement in the price of securities in the portfolio or to enhance investment performance. When entering into a futures contract, changes in the market price of the contracts are recognized as unrealized gains or losses by marking each contract to market at the end of each trading day through a variation margin account. When a futures contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of September 30, 2008, there were no futures contracts held in the Funds.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The Funds bear the market risk that arises from any changes in contract values.

PORTFOLIO SECURITIES LOANED. Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount at least equal to the market value of the loaned securities. As of September 30, 2008, the following Funds loaned securities and received collateral as follows:

                                                                              21
                                                                              --

                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------
Notes to Schedules of Investments continued

                                           Fair Value of            Value of
Fund                                     Securities Loaned   Collateral Received
--------------------------------------------------------------------------------
Touchstone Baron Small Cap Growth Fund  $         5,372,778  $         5,358,196
Touchstone High Yield Fund              $           370,621  $           395,493
Touchstone Large Cap Core Equity Fund   $        10,121,113  $         9,669,217
Touchstone Mid Cap Growth Fund          $         6,692,138  $         6,577,947
Touchstone Third Avenue Value Fund      $        22,100,019  $        21,664,464
Touchstone Aggressive ETF Fund          $         4,276,855  $         4,232,744
Touchstone Conservative ETF Fund        $         5,820,197  $         5,882,574
Touchstone Enhanced ETF Fund            $         7,978,973  $         7,952,043
Touchstone Moderate ETF Fund            $        16,488,107  $        16,295,609

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral. Pursuant to the Fund's securities lending agreement, the custodian segregated an additional $14,582, $451,896, $114,191, $435,555,
$44,111, $26,930, and $192,498 in collateral the following business day for securities on loan in the Baron Small Cap Growth Fund, Large Cap Core Equity Fund, Mid Cap Growth Fund, Third Avenue Value Fund, Aggressive ETF Fund, Enhanced ETF Fund, and Moderate ETF Fund, respectively, as of September 30, 2008.

The Funds receive compensation in the form of fees, or they retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

FORWARD FOREIGN CURRENCY AND SPOT CONTRACTS. A Fund may enter into forward foreign currency and spot contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward foreign currency contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Board of Trustees of the Trust and the change in the market value is recorded by the Funds as unrealized appreciation or depreciation of forward foreign currency contracts. As of September 30, 2008, there were no open forward foreign currency contracts.

REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian or another qualified custodian takes possession of the underlying collateral securities. Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost that, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

22
--

--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Notes to Schedules of Investments continued

DOLLAR ROLL TRANSACTIONS. The Touchstone Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest or yield as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver the securities when the Fund seeks to repurchase them. The potential loss is limited, however, to the excess of the market price gain over the cash proceeds from the sale.

SECURITIES TRANSACTIONS. Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

RISKS ASSOCIATED WITH FOREIGN INVESTMENTS. Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

FEDERAL TAX INFORMATION. As of September 30, 2008, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

                                                                                                                 Net
                                                                     Gross              Gross                Unrealized
                                               Federal            Unrealized          Unrealized            Appreciation
                                              Tax Cost           Appreciation        Depreciation          (Depreciation)
                                        -------------------  -------------------  -------------------   -------------------
Touchstone Baron Small Cap Growth Fund  $        18,931,878  $         7,075,795  $        (1,045,285)  $         6,030,510
Touchstone Core Bond Fund               $        38,281,056  $           109,894  $        (2,868,474)  $        (2,758,580)
Touchstone High Yield Fund              $        26,473,197  $            20,752  $        (4,033,537)  $        (4,012,785)
Touchstone Large Cap Core Equity Fund   $        81,880,418  $         1,223,009  $        (8,049,850)  $        (6,826,841)
Touchstone Mid Cap Growth Fund          $        40,686,793  $         1,197,474  $        (4,899,919)  $        (3,702,445)
Touchstone Money Market Fund            $       131,948,354  $                --  $                --   $                --
Touchstone Third Avenue Fund            $       101,861,247  $        21,084,610  $       (13,753,797)  $         7,330,813
Touchstone Aggressive ETF Fund          $        22,917,950  $                --  $        (2,600,861)  $        (2,600,861)
Touchstone Conservative ETF Fund        $        29,575,269  $            47,041  $        (1,606,988)  $        (1,559,947)
Touchstone Enhanced ETF Fund            $        41,303,067  $                --  $        (4,497,963)  $        (4,497,963)
Touchstone Moderate ETF Fund            $        85,415,971  $             7,771  $        (7,799,723)  $        (7,791,952)

CAPITAL SUPPORT AGREEMENT. The Touchstone Variable Series Trust (TVST) Money Market Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund uses the amortized cost method of valuing portfolio securities pursuant to Rule 2a-7 under the Investment Company Act of 1940.

In an effort to mitigate the negative effect that market conditions may have on the price of certain notes ("Notes") in the Fund, Touchstone Advisors, Inc. and TVST, on behalf of the Fund, obtained no-action assurance under Section 17(a), 17(d) and 12(d)(3) of the 1940 Act from the Securities and Exchange Commission to enter into a Capital Support Agreement for the Fund. The Advisor and TVST entered into a Capital Support Agreement for the Fund as of September 26, 2008. The Capital Support Agreement for the Money Market Fund provides a maximum contribution of $2 million and terminates on January 31, 2009.

                                                                              23
                                                                              --

                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------
Notes to Schedules of Investments continued

Pursuant to each Capital Support Agreement, the Advisor is obligated to provide a capital contribution to a Fund if losses are realized by a Fund as a result of any of the following occurrences: (i) any sale of the Notes by a Fund for cash in an amount, after deduction of any commissions or similar transaction costs, less than the amortized cost value of the Note sold as of the date of settlement; (ii) the receipt of final payment on the Notes in an amount less than the amortized cost value of the Notes as of the date such payment is received; (iii) the issuance of orders by a court having jurisdiction over the matter discharging the issuer of the Notes from liability for the Notes and providing for payments on those Notes in an amount less than the amortized cost value of the Notes as of the date such payment is received; or (iv) the receipt of any security or other instrument in exchange for, or as a replacement of, the Notes as a result of an exchange offer, debt restructuring, reorganization or similar transaction pursuant to which the Notes are exchanged for, or replaced with, new securities of the issuer or a third party and such new securities are or become "Eligible Securities," as defined in sub-paragraph (a)(10) of Rule 2a-7, and have a value that is less than the amortized cost of the Notes on the date a Fund receives the new securities. The amount of any capital contribution will be the amount necessary to maintain a Fund's market-based NAV per share at $0.995.

The Advisor does not have its own credit rating, but the Advisor's commitment under the Capital Support Agreement is guaranteed by one or more guaranties provided by The Western and Southern Life Insurance Company, an Ohio-domiciled life insurance company of which the Advisor is an indirect wholly-owned subsidiary (the "Guarantor"). If the Advisor fails to make a capital contribution to the Fund pursuant to the Capital Support Agreement, the Guarantor will make the payments pursuant to the relevant guaranty. These guaranties would be issued at the expense of the Advisor for the benefit of the Fund.

During the term of the Capital Support Agreement, the Guarantor's obligations are supported by a segregated account established by the Guarantor at a qualified custodian under section 17(f) of the 1940 Act. The segregated account has been established for the benefit of the Fund and consists of cash or cash equivalent securities equal to the maximum contribution amount under the Capital Support Agreement, as such amount may be reduced by any capital contributions previously made by the Advisor or the Guarantor. The assets of the segregated account is available to the supported Fund by means of a transfer initiated by the Fund without the requirement of further action or consent by the Advisor or the Guarantor. The Fund will make a withdrawal from the segregated account if the Advisor fails to make a capital contribution when due under the Capital Support Agreement.

The following table summarizes the Notes and their amortized cost value, fair value, and unrealized depreciation as of September 30, 2008:

                                         Principal         Amortized           Fair             Unrealized
Description                              Amount ($)        Cost ($)          Value ($)        Depreciation ($)
--------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
      Wachovia Corp, 5.63%, 12/15/08     1,500,000         1,505,785         1,470,016           (35,769)
      Morgan Stanley, 3.88%, 1/15/09     2,253,000         2,252,708         2,072,800          (179,908)

In addition, the fair value of the Agreement was $0 as of September 30, 2008.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There was no significant change in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Touchstone Variable Series Trust


By:    /s/ Jill T. McGruder
       ----------------------------
Name:  Jill T. McGruder
Title: President
Date:  November 19, 2008

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Wiedenheft
       ----------------------------
Name:  Terrie A. Wiedenheft
Title: Treasurer & Controller
Date:  November 17, 2008